Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income (loss)	$ 71,733	$ (27,978)
Items not involving cash
Depreciation of property, plant and equipment	34,470	33,674
Amortization of right-of-use assets	38,821	33,824
Amortization of intangible assets	90,582	85,172
Deferred income taxes	(37,522)	(84,546)
Other items not involving cash	(1,345)	(16,971)
Stock-based compensation	5,057	10,564
Change in non-cash operating working capital	246,587	(7,968)
Cash flows provided by operating activities	448,383	25,771
Investing activities
Acquisition of property, plant and equipment	(33,642)	(33,952)
Acquisition of intangible assets	(43,134)	(44,078)
Business acquisitions, net of cash acquired	0	(179,389)
Settlement of cross-currency interest rate swap instrument	0	(16,555)
Proceeds from disposal of property, plant and equipment	740	5,532
Cash flows used in investing activities	(76,036)	(268,442)
Financing activities
Bank indebtedness	(20,420)	22,478
Repayment of long-term debt	(331,424)	(573,777)
Proceeds from long-term debt	84,999	907,015
Settlement of cross-currency interest rate swap instrument	0	24,262
Proceeds from exercise of stock options	12,422	495
Purchase of non-controlling interest	(4,370)	0
Repurchase of common shares	(10,000)	(44,983)
Acquisition of shares held in trust	(9,616)	(14,690)
Principal lease payments	(34,676)	(30,519)
Cash flows provided by (used in) financing activities	(313,085)	290,281
Effect of exchange rate changes on cash and cash equivalents	(252)	8,160
Increase in cash and cash equivalents	59,010	55,770
Cash and cash equivalents at beginning of period	225,947	170,177
Cash and cash equivalents at end of period	284,957	225,947
Supplemental information
Cash income taxes paid	42,166	61,936
Cash interest paid	$ 97,501	$ 95,151